Earnings Per Common Share - Summary of Computation of Basic and Diluted Earnings Per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net income available to common shareholders	$ 75,205	$ 76,284	$ 52,294
Denominator:
Weighted-average shares	15,407,078	15,400,155	15,152,692
Effect of dilutive securities – stock options and warrants	1,063	1,291	3,043
Earnings per common share:	15,408,141	15,401,446	15,155,735
Earnings per common share:
Basic earnings per common share	$ 4.88	$ 4.95	$ 3.45
Diluted earnings per common share	$ 4.88	$ 4.95	$ 3.45